Deferred dry dock and special survey costs, net	12 Months Ended
Dec. 31, 2025
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

5. Deferred dry dock and special survey costs, net

Deferred dry dock and special survey costs, net, as of December 31, 2025, 2024 and 2023 consisted of the following:

Dry - docking Costs
As of January 1, 2023	$54,663
Additions	38,341
Amortization	(19,284)
As of December 31, 2023	$73,720
Additions	42,506
Amortization	(24,287)
As of December 31, 2024	$91,939
Additions	58,189
Amortization	(30,055)
Write-off on disposal	(9,137)
As of December 31, 2025	$110,936

The Company follows the deferral method of accounting for dry-docking costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period of five years until approximately the next scheduled dry-docking, which is generally five years. Any remaining unamortized balance from the previous dry-docking are written-off.